As filed with the Securities and Exchange Commission on September 22, 2000.
                                                              File No. 33-80738
                                                                       811-8584

                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                     -------
         Post-Effective Amendment No.   10                                  [X]
                                      --------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 24                                                   [X]

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT THREE
                            (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                    (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
           ---
            X     on October 2, 2000 pursuant to paragraph (b) of Rule 485
           ---
                  60 days after filing pursuant to paragraph (a)(1) of Rule 485
           ---
                  on _____, 2000 pursuant to paragraph (a)(1) of Rule 485
           ---
                  this post-effective amendment designates a new effective
           ---
                  date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                             Parts A and B

The Prospectus and Statement of Additional Information (including all Financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 10, by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No.
33-80738), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated October 2, 2000 is included in Part A of this Post-Effective Amendment.

                       SELECT DIMENSIONS VARIABLE ANNUITY
                                    SERIES I
                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY
      SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE -- The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with a 10 year Period Certain Annuity Option. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With 120, 180 or 240 Monthly Payments or the Payments for a Designated Period Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the sub-section entitled, "When do you want Annuity Payouts to begin?", the third and fourth sentences of the first paragraph are deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account.

                                                                        YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              WITHOUT THE     WITH THE OPTIONAL
                                             OPTIONAL DEATH     DEATH BENEFIT
                                                BENEFIT          (UNAUDITED)
                                                  1999              1999            1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $11.728           $11.850        $11.309    $10.901    $10.521    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $12.117           $12.105        $11.728    $11.309    $10.901    $10.521
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        898                --            825        735        501        125
---------------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES SUB-
 ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $11.642           $11.763        $11.322    $10.841    $10.536    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $11.870           $11.858        $11.642    $11.322    $10.841    $10.536
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                         71                --             72         36         32          5
---------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $17.859           $19.514        $15.829    $13.618    $12.164    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $18.230           $18.212        $17.859    $15.829    $13.618    $12.164
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        814                --            706        369        191         11
---------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              WITHOUT THE     WITH THE OPTIONAL
                                             OPTIONAL DEATH     DEATH BENEFIT
                                                BENEFIT          (UNAUDITED)
                                                  1999              1999            1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
UTILITIES SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $20.391           $22.516        $16.918    $13.568    $12.684    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $28.899           $28.870        $20.391    $16.918    $13.568    $12.684
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        420                --            301        146        118         50
---------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $24.847           $28.283        $21.045    $16.921    $13.787    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $24.631           $24.606        $24.847    $21.045    $16.921    $13.787
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                      3,174                --          3,148      2,483      1,052        304
---------------------------------------------------------------------------------------------------------------------------
VALUE-ADDED MARKET SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $19.843           $22.283        $17.936    $14.422    $12.418    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $21.945           $21.923        $19.843    $17.936    $14.422    $12.418
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                      1,283                --          1,353      1,136        567        137
---------------------------------------------------------------------------------------------------------------------------
GROWTH SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $18.530           $20.335        $16.596    $13.675    $11.224    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $25.416           $25.391        $18.530    $16.596    $13.675    $11.224
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        638                --            301        214         99         27
---------------------------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $25.729           $29.294        $19.951    $15.335    $13.770    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $39.532           $39.493        $25.729    $19.951    $15.335    $13.770
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                      2,034                --          1,468      1,022        591        160
---------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $14.918           $16.178        $13.142    $12.265    $11.162    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $19.733           $19.713        $14.918    $13.142    $12.265    $11.162
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                      1,056                --          1,058        920        470         95
---------------------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $20.318           $22.022        $18.896    $16.843    $15.123    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $38.574           $38.535        $20.318    $18.896    $16.843    $15.123
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        345                --            341        361        262         63
---------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              WITHOUT THE     WITH THE OPTIONAL
                                             OPTIONAL DEATH     DEATH BENEFIT
                                                BENEFIT          (UNAUDITED)
                                                  1999              1999            1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $ 7.981           $ 9.750        $11.405    $11.420    $ 9.841    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $14.444           $14.430        $ 7.981    $11.405    $11.420    $ 9.841
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        125                 1            146        172        118         17
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME SUB-ACCOUNT
  (Inception date September 14, 1994)
Accumulation Unit Value at beginning of
 period                                          $12.577           $12.511        $12.238    $11.457    $10.607    $10.000
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $12.175           $12.163        $12.577    $12.238    $11.457    $10.607
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        645                --          1,010        547        224         61
---------------------------------------------------------------------------------------------------------------------------
MIDCAP EQUITY SUB-ACCOUNT
  (Inception date January 21, 1997)
Accumulation Unit Value at beginning of
 period                                          $11.913           $13.393        $11.433         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $22.568           $22.545        $11.913    $11.433         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        654                --            263        155         --         --
---------------------------------------------------------------------------------------------------------------------------
HIGH YIELD SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $ 9.993           $10.513        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $10.554           $10.544        $ 9.993         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                         90                --             42         --         --         --
---------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $10.072           $10.692        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $11.977           $11.965        $10.072         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                         67                --             41         --         --         --
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $ 6.752           $ 7.668        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $ 8.615           $ 8.607        $ 6.752         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                          7                 1              3         --         --         --
---------------------------------------------------------------------------------------------------------------------------
STRATEGIC STOCK SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $10.284           $11.812        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $10.093           $10.083        $10.284         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        120                --             66         --         --         --
---------------------------------------------------------------------------------------------------------------------------

                                                                        YEAR ENDED DECEMBER 31,
                                             ------------------------------------------------------------------------------
                                              WITHOUT THE     WITH THE OPTIONAL
                                             OPTIONAL DEATH     DEATH BENEFIT
                                                BENEFIT          (UNAUDITED)
                                                  1999              1999            1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------
ENTERPRISE SUB-ACCOUNT
  (Inception date April 1, 1998)
Accumulation Unit Value at beginning of
 period                                          $10.652           $11.283        $10.000         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $13.219           $13.206        $10.652         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                        161                --              7         --         --         --
---------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY SUB-ACCOUNT
  (Inception date September 7, 1999)
Accumulation Unit Value at beginning of
 period                                          $10.000           $10.000             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $14.354           $14.347             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                          8                --             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT
  (Inception date September 20, 1999)
Accumulation Unit Value at beginning of
 period                                          $10.000           $10.000             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $11.718           $11.713             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                          1                --             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME SUB-ACCOUNT
  (Inception date September 7, 1999)
Accumulation Unit Value at beginning of
 period                                          $10.000           $10.000             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at end of period         $10.065           $10.061             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Number Accumulation Units outstanding at
 end of period (in thousands)                          5                --             --         --         --         --
---------------------------------------------------------------------------------------------------------------------------

HV-2737
333-80738

                                     PART C

                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

       (a) All financial statements are included in Part A and Part B of the Registration Statement.

       (b)    (1)   Resolution of the Board of Directors of Hartford Life
                    Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

              (2)   Not applicable.

              (3)   (a)    Principal Underwriter Agreement. (2)

              (3)   (b)    Form of the Sales Agreement. (2)

              (4)   Individual Flexible Premium Variable Annuity Contract. (1)

              (5)   Form of Application. (1)

              (6)   (a)    Articles of Incorporation of Hartford.(3)

                    (b)    Bylaws of Hartford. (1)

              (7)   Not applicable.

              (8) Form of Share Purchase Agreement by the registrant and Dean Witter Select Dimensions Investment Series. (1)

              (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

              (10)  Consent of Arthur Andersen LLP, Independent Public
                    Accountants.

              (11)  No financial statements are omitted.

              (12)  Not applicable.

--------
       (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80738, dated May 1, 1995.
       (2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-80738, dated May 1, 1996.
       (3) Incorporated by reference to Post Effective Amendment No. 4, to the Registration Statement File No. 33-80738, filed on April 14, 1997.

              (13) Not applicable.

              (14) Not applicable.

              (15) Copy of Power of Attorney.

              (16)  Organizational Chart.

Item 25.      Directors and Officers of the Depositor

NAME                                         POSITION WITH HARTFORD
----                                         ----------------------
David A. Carlson                             Vice President
Peter W. Cummins                             Senior Vice President
Bruce W. Ferris                              Vice President
Timothy M. Fitch                             Vice President and Actuary
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
Lynda Godkin                                 Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
Lois W. Grady                                Senior Vice President
Stephen T. Joyce                             Senior Vice President
Michael D. Keeler                            Vice President
Robert A. Kerzner                            Senior Vice President
Thomas M. Marra                              President, Director*
Deanne Osgood                                Vice President
Craig R. Raymond                             Senior Vice President and Chief Actuary
Lowndes A. Smith                             Chief Executive Officer, Director*
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

              Filed herewith as Exhibit 16.

Item 27.      Number of Contract Owners

              As of July 31, 2000, there were 4,760 Contract Owners.

Item 28.      Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

(a) HSD acts as principal underwriter for the following investment companies:

       Hartford Life Insurance Company - Separate Account One
       Hartford Life Insurance Company - Separate Account Two
       Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
       Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
       Hartford Life Insurance Company - Separate Account Two (QP Variable Account)






       Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
       Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
       Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
       Hartford Life Insurance Company - Separate Account Three
       Hartford Life Insurance Company - Separate Account Five
       Hartford Life Insurance Company - Separate Account Seven
       Hartford Life and Annuity Insurance Company - Separate Account One
       Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust
         Separate Account Two
       Hartford Life and Annuity Insurance Company - Separate Account Three
       Hartford Life and Annuity Insurance Company - Separate Account Five
       Hartford Life and Annuity Insurance Company - Separate Account Six
       Hartford Life and Annuity Insurance Company - Separate Account Seven
       Hart Life Insurance Company - Separate Account One
       Hart Life Insurance Company - Separate Account Two
       American Maturity Life Insurance Company - Separate Account AMLVA
       Servus Life Insurance Company - Separate Account One
       Servus Life Insurance Company - Separate Account Two



       (b)    Directors and Officers of HSD

                                               POSITIONS AND OFFICES
                    NAME                        WITH UNDERWRITER
                   ------                      ----------------------
              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              Lynda Godkin                     Senior Vice President, General Counsel and
                                                     Corporate Secretary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President
              Thomas M. Marra                  Executive Vice President, Director
              Paul E. Olson                    Supervising Registered Principal
              Lowndes A. Smith                 President and Chief Executive Officer, Director


              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.      Location of Accounts and Records

              All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.      Management Services

              All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.      Undertakings

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the Variable Annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 22nd day of September, 2000.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
             (Registrant)

By:    THOMAS M. MARRA                        *By:   /S/ MARIANNE O'DOHERTY
       ------------------------------------          ----------------------
       Thomas M. Marra, President*                   Marianne O'Doherty
                                                     Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
            (Depositor)

By:     THOMAS M. MARRA
        ------------------------------------
        Thomas M. Marra, President*

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer,
     Director*
Lynda Godkin, Senior Vice President, General
     Counsel and Corporate Secretary,
     Director*
Thomas M. Marra, President, Director*            *By:  /S/ MARIANNE O'DOHERTY
Lowndes A. Smith, Chief Executive Officer,             ----------------------
     Director *                                        Marianne O'Doherty
Lizabeth H. Zlatkus, Executive Vice President,         Attorney-in-Fact
     Director*
David M. Znamierowski, Senior Vice President and    Date: September 22, 2000
     Chief Investment Officer, Director*


33-80738

                                  EXHIBIT INDEX


(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.